Retirement Plans and Post-Retirement Benefits (Textual) (Details) - USD ($)	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Pension and Other Postretirement Benefits Cost [Abstract]
Defined contribution plan, Employer discretionary contribution amount	$ 89,000,000	$ 73,000,000	$ 61,000,000
Maximum
Pension and Other Postretirement Benefits Cost [Abstract]
Defined contribution plan, Employer matching contribution, Percent of employees' gross pay	6.00%
Pension Plan
Defined Benefit Plan, Additional Information [Abstract]
Interest per year on cash balance accounts, Percentage	4.00%
Post-Retirement Health Coverage
Defined Benefit Plan, Additional Information [Abstract]
Medical benefit spending account	$ 55,000